Redeemable Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2015
Temporary Equity Disclosure [Abstract]
Summary of Redeemable Noncontrolling Interest

	2013	2014	2015
	RMB	RMB	RMB	US$
	(In thousands)
Balance as of January 1	1,033,283	—	1,894,502	292,461
Net losses	(61,857)	—	—	—
Other comprehensive income (loss)	(55,420)	—	142,071	21,932
Exercise of share-based awards	464	—	—	—
Share-based compensation	11,259	—	—	—
Issuance of subsidiary shares	51,368	1,841,819	1,582,126	244,237
Accretion of redeemable noncontrolling interests	31,799	52,683	329,180	50,817
Acquisition of subsidiaries’ redeemable shares from shareholders	(121,962)	—	—	—
Reclassification of redeemable noncontrolling interests	(888,934)	—	—	—

Balance as of December 31	—	1,894,502	3,947,879	609,447